Related Party Transactions (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Consulting expense charged by AATWIN	$ 100,221
Interest expense charged by WTL	9,067
Interest expense charged by Dmedia		1,744	1,744	3,116
Consulting fee paid to Louis Giordimaina				222,246
Legal fee paid to WISD				$ 10,779